Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash		$ 3,918,718	$ 389,348
Escrow funds		555,118	537,744
Accounts receivable, net		25,988	328,844
Advance to suppliers		67,902	7,403,734
Loan receivable		6,234,717
Prepaid expenses and other receivables, net		170,194	721,458
Related party receivable		834,966
Total current assets		11,807,603	9,381,128
Non-current assets:
Property and equipment, net		1,030,779	542,385
Right-of-use assets		2,321,463	1,976,410
Intangible assets, net		61,587	85,302
Other non-current assets	[1]	114,056	100,998
Total non-current assets		3,527,885	2,705,095
TOTAL ASSETS		15,335,488	12,086,223
Current liabilities:
Short term bank loans		3,419,142	3,343,291
Accounts payable		422,962	427,758
Contract liabilities – current		1,799,762	2,248,983
Escrow liability		555,118	537,744
Related parties payable		1,241,099	2,040,643
Accrued expenses and other current liabilities		7,876,265	1,088,491
Operating lease liabilities – current portion		814,707	613,447
Total current liabilities		16,129,055	10,300,357
Non-current liabilities:
Contract liabilities – non-current		71,320	135,209
Operating lease liabilities – non-current		1,884,527	1,719,509
Other non-current liabilities		26,877	35,004
Total non-current liabilities		1,982,724	1,889,722
TOTAL LIABILITIES		18,111,779	12,190,079
COMMITMENT & CONTINGENCY
Shareholders’ Deficit
Ordinary shares, value
Subscription receivable		(1,916)	(1,916)
Additional paid in capital		35,733,468	28,795,892
Accumulated deficits		(38,803,022)	(29,303,674)
Accumulated other comprehensive income		280,373	403,460
Total Shareholders’ deficit		(2,776,291)	(103,856)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		15,335,488	12,086,223
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value		14,450	2,026
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares, value		$ 356	$ 356

[1]	Security deposits mainly include the rental deposits prepaid to lessors but refundable at the end of the lease term if no material damage to the leased space and no outstanding unpaid lease payment.